UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006


Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                               United Fire & Casualty Company
Address:                            118 Second Ave., S.E.
                                    Cedar Rapids, IA 52407

Form 13F File Number:               28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of the Reporting Manager:


Name:                               Tyler C. Fell
Title:                              Controller
Phone:                              319-286-2533


Signature, Place and Date of Signing:

/s/ Tyler C. Fell                 Cedar Rapids,     IA     02/06/2007
---------------------------
Tyler C. Fell

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:  $189,226 (in thousands)

List of Other Included Managers:         NONE

FORM 13F INFORMATION TABLE


                              TITLE OF              VALUE   SHARES/  SH/ PUT/ INVSTMNT  OTHER    -------VOTING AUTHORITY-------
        NAME OF ISSUER          CLASS     CUSIP   (x $1000) PRN AMT PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED      NONE
===================================================================================================================================

AT&T Inc                        Common   00206R102   2,823     78,960  SH        Sole               78,960
Abbott Laboratories             Common   002824100   8,524    175,000  SH        Sole              175,000
Agilysys Inc                    Common   00847J105   5,653    337,666  SH        Sole              337,666
Alliant Energy Corporation      Common   018802108   4,615    122,200  SH        Sole              122,200
ALLTEL Corporation              Common   020039103     757     12,518  SH        Sole               12,518
American Strategic Inc Port II  Common   030099105     293     25,420  SH        Sole               25,420
Anheuser-Busch Companies Inc    Common   035229103     197      4,000  SH        Sole                4,000
BCE Inc                         Common   05534B109     400     14,823  SH        Sole               14,823
BRE Properties Inc              Common   05564E106   1,170     18,000  SH        Sole               18,000
Bank of America Corporation     Common   060505104   7,475    140,000  SH        Sole              140,000
Bell South Corporation          Common   079860102     754     16,000  SH        Sole               16,000
Bemis Company Inc               Common   081437105   1,067     31,400  SH        Sole               31,400
Boeing Company                  Common   097023105   3,109     35,000  SH        Sole               35,000
Burlington Northern Santa Fe    Common   12189T10    1,193     16,158  SH        Sole               16,158
Cincinnati Financial Corp       Common   172062101  14,512    320,276  SH        Sole              320,276
ConocoPhillips                  Common   20825C104     724     10,059  SH        Sole               10,059
Cummins Inc                     Common   231021106   2,310     19,545  SH        Sole               19,545
Dean Foods Company              Common   242370104   2,040     48,261  SH        Sole               48,261
Del Monte Foods Co              Common   24522P103     222     20,097  SH        Sole               20,097
Dominion Resources Inc          Common   25746U109     671      8,000  SH        Sole                8,000
Dow Chemical Company            Common   260543103   5,586    140,000  SH        Sole              140,000
Duke Energy Corporation         Common   264399106   4,921    148,192  SH        Sole              148,192
Duquesne Light Holdings Inc     Common   266233105   1,290     65,000  SH        Sole               65,000
Emerson Electric Co             Common   291011104     556     12,600  SH        Sole               12,600
Exxon Mobil Corporation         Common   30231G102   3,065     40,000  SH        Sole               40,000
Fidelity National Title Group   Common   31620R105     391      9,758  SH        Sole                9,758
Fidelity National Financial In  Common   316326107     530     22,201  SH        Sole               22,201
Arthur J Gallagher & Co         Common   363576109     305     10,321  SH        Sole               10,321
General Electric Company        Common   369604103   8,930    240,000  SH        Sole              240,000
Greater Bay Bancorp             Common   391648102     527     20,000  SH        Sole               20,000
H J Heinz Company               Common   423074103   2,025     45,000  SH        Sole               45,000
Honeywell International Inc     Common   438516106   1,583     35,000  SH        Sole               35,000
Hospira Inc                     Common   441060100     537     16,000  SH        Sole               16,000
IDEARC Inc                      Common   451663108      80      2,799  SH        Sole                2,799
Intel Corporation               Common   458140100     810     40,000  SH        Sole               40,000
JPMorgan Chase & Co             Common   46625H100   2,789     57,736  SH        Sole               57,736
Johnson & Johnson               Common   478160104   1,981     30,000  SH        Sole               30,000
Keycorp                         Common   493267108   1,331     35,000  SH        Sole               35,000
Mirant Corporation              Common   60467R100     895     28,342  SH        Sole               28,342
Newell Rubbermaid Inc           Common   651229106   1,325     45,766  SH        Sole               45,766
Nicor Inc                       Common   654086107   1,872     40,000  SH        Sole               40,000
Ohio Casualty Corporation       Common   677240103     298     10,000  SH        Sole               10,000
Old Republic International Cor  Common   680223104   5,231    224,690  SH        Sole              224,690
Owens Corning Inc               Common   690742101   7,494    250,644  SH        Sole              250,644
Penwest Pharmaceuticals Co.     Common   709754105     499     30,000  SH        Sole               30,000
PepsiCo Inc                     Common   713448108   1,251     20,000  SH        Sole               20,000
Pfizer Inc                      Common   717081103   1,036     40,000  SH        Sole               40,000
Piper Jaffray Cos               Common   724078100     543      8,329  SH        Sole                8,329
Procter & Gamble Company        Common   742718109   4,885     76,000  SH        Sole               76,000
Progress Energy Inc             Common   743263105     939     19,131  SH        Sole               19,131
QCR Holdings Inc                Common   74727A104   1,469     83,181  SH        Sole               83,181
Royal Dutch Shell ADR           Common   780259206   2,124     30,000  SH        Sole               30,000
SAFECO Corporation              Common   786429100   2,912     46,550  SH        Sole               46,550
Schering-Plough Corporation     Common   806605101     236     10,000  SH        Sole               10,000
TNT N V                         Common   87260W101     174      4,034  SH        Sole                4,034
TXU Corporation                 Common   873168108   3,253     60,000  SH        Sole               60,000
Terra Industries Inc.           Common   880915103   1,281    106,969  SH        Sole              106,969
Treehouse Foods Inc             Common   89469A104     301      9,652  SH        Sole                9,652
UAL Corporation                 Common   902549807     588     13,355  SH        Sole               13,355
U S Bancorp                     Common   902973304  28,492    787,284  SH        Sole              787,284
Vectren Corporation             Common   92240G101     754     26,658  SH        Sole               26,658
Verizon Communications Inc      Common   92343V104   2,085     55,997  SH        Sole               55,997
Wachovia Corporation            Common   929903102   1,709     30,008  SH        Sole               30,008
Wells Fargo & Company           Common   949746101   8,334    234,352  SH        Sole              234,352
Windstream Corporation          Common   97381W104     184     12,942  SH        Sole               12,942
Wintrust Financial Corporation  Common   97650W108  11,070    230,523  SH        Sole              230,523
Xcel Energy  Inc.               Common   98389B100   2,075     90,000  SH        Sole               90,000
Montpelier Re Holding Ltd       Common   G62185106     171      9,189  SH        Sole                9,189
------------------------------------------------------------------------------------------------------------------------------------
Report Summary                  Data Records 68    189,226            0 other managers on whose behalf report is filed
